EQUITY (Details Narrative) - USD ($)										9 Months Ended	12 Months Ended
	Jul. 27, 2026	Jul. 20, 2026	Jul. 16, 2026	Jun. 16, 2026	May 29, 2026	May 08, 2026	Apr. 30, 2026	Apr. 17, 2026	Feb. 06, 2026	Jul. 31, 2026	Apr. 30, 2026	Oct. 31, 2025
Class of Stock [Line Items]
Reverse stock split		1 for 5 reverse stock split
Preferred shares designated										20,000,000
Preferred stock par value										$ 0.0001
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares designated								1,500,000
Preferred stock par value								$ 0.0001
Stated per value								$ 1.00
Dividends rate								22.00%
Number of shares sold			200,000	200,000		175,000			15
Number of value sold			$ 200,000	$ 200,000		$ 175,000			$ 15,000
Number of shares converted									12,510
Preferred stock outstanding										575,000
Aggregate redemption value										$ 581,931
Series A Convertible Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Redemption rate								110.00%
Series A Convertible Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Redemption rate								123.00%
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares designated								1,500,000
Preferred stock par value								$ 0.0001
Stated per value								$ 1.00
Dividends rate								22.00%
Number of shares sold	177,500				177,500
Number of value sold	$ 177,500				$ 177,500
Aggregate redemption value										358,161
Dividends annual rate								10.00%
Series B Convertible Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Dividends annual rate								115.00%
Series B Convertible Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Dividends annual rate								125.00%
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares designated								1,500,000
Preferred stock par value								$ 0.0001
Stated per value								$ 1.00
Dividends rate								22.00%
Number of shares sold				200,000
Number of value sold				$ 200,000
Aggregate redemption value										$ 202,302
Dividends annual rate								10.00%
Series C Convertible Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Dividends annual rate								115.00%
Series C Convertible Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Dividends annual rate								125.00%
Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares designated										250,000		250,000
Preferred stock par value										$ 0.0001		$ 0.0001
Preferred stock outstanding										250,000		0
Dividends annual rate							10.00%
Number of shares issued											250,000
Number of value issued											$ 100,000
Preferred stock issued										250,000		0
Aggregate carrying value										$ 100,000
Aggregate stated value										$ 100,000
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock issued										250,000